Interest and Finance Costs, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Finance Costs [Abstract]
Interest Costs Incurred	$ 21,009	$ 14,622	$ 8,221
Interest Costs, Capitalized During Period	$ 1,486	$ 700	$ 406